Statements of Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 162,710,187	$ 147,324,898
Participant notes receivable	1,653,998	1,550,327
Participant contribution receivable	2,340
Employer contribution receivable	3,861,170	3,476,420
Net Assets Available for Benefits	$ 168,227,695	$ 152,351,645